Summary of Significant Accounting Policies - Reconciliation of Weighted Average Common Shares Used in Calculation of Basic and Diluted EPS (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of weighted average common shares used in calculation of basic and diluted EPS
Weighted average shares for basic EPS	98,050	96,449	95,463
Dilutive effect of options	2,472
Weighted average shares for diluted EPS	100,522	96,449	95,463